Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep. 16, 2011
Guggenheim Yuan Bond ETF (Prospectus Summary) | Guggenheim Yuan Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Guggenheim Yuan Bond ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a Yuan bond index called the AlphaShares
China Yuan Bond Index (the "Index").

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund, using a low cost "passive" or "indexing" investment approach, will seek to replicate, before the Fund's fees and expenses, the performance of the
AlphaShares China Yuan Bond Index. The Index is a rules-based index comprised of, as of August 31, 2011, approximately 37 securities. The securities in the
Index are bonds that are eligible for investment by U.S. and other foreign investors and denominated in Chinese Yuan, whether issued by Chinese or non-Chinese issuers and traded in the secondary market, a market commonly referred to as the "Dim Sum" bond market. The Fund will not invest in securities traded in mainland China. The Index includes bonds issued by mainland Chinese entities with a minimum of Yuan 1 billion outstanding par value, as well as bonds issued by non-mainland Chinese entities (which have no minimum outstanding par value requirement). All of the bond issues or issuers must have an investment grade rating by Moody's Investors Service ("Moody's"), Standard &
Poor's Ratings Services ("S&P") and/or Fitch Ratings of Baa3/BBB-/BBB-,
respectively, or better. Bonds must have a minimum of one year maturity for inclusion in the Index. Only bonds that pay a fixed periodic coupon, that delay coupon payments until maturity, zero coupon bonds or floating rate bonds are eligible for inclusion in the Index. The interest rates of the floating rate bonds in the Index typically adjust based upon the then-current Shanghai
Interbank Offered Rate on a quarterly basis. The Chinese Yuan-denominated debt securities in which the Fund invests are currently not listed on a stock exchange or a primary securities market where trading is conducted on a regular basis. The Index was created by AlphaShares, LLC ("AlphaShares" or the "Index
Provider") and is maintained by Interactive Data Corporation (the "Index
Administrator"). The Fund will invest at least 80% of its total assets in fixed income securities that comprise the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees of
Claymore Exchange-Traded Fund Trust 2 (the "Trust") may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated.

Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser"), J.P.
Morgan Investment Management, Inc. ("JPMIM") and JF International Management
Inc. ("JFIMI") (the "Investment Sub-Advisers") seek a correlation over time of
0.95 or better between the Fund's performance and the performance of the Index.
A figure of 1.00 would represent perfect correlation.

The Fund expects to use a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser and Investment
Sub-Advisers use quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.
These characteristics include maturity, credit quality, duration and other financial characteristics of fixed income securities. The quantity of holdings in the Fund will be based on a number of factors, including the asset size of the
Fund, potential transaction costs in acquiring particular securities, the anticipated impact of particular index securities on the performance of the Index and the availability of particular securities in the secondary market. However, the
Fund may use replication to achieve its objective if practicable. There may also be instances in which the Investment Adviser and Investment Sub-Advisers may choose to overweight another security in the Index, or purchase (or sell) securities not in the Index which the Investment Adviser and Investment Sub-Advisers believe are appropriate to substitute for one or more Index components, in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. As of the date of this Prospectus, a significant percentage (i.e., greater than 30%) of the Index was comprised of companies in the financial services and government-related issues sectors.
Within the financial services sector, the Index was concentrated in the Chinese banking industry. The financial services sector includes companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. The government-related issues sector includes debt securities issued by the Chinese government, Chinese government agencies and instrumentalities, and supranational agencies. Sector and industry allocation is not a factor in the construction of the Index and, accordingly, the Index's allocations to any particular sector or industry may increase or decrease over time.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. As of the date of this Prospectus, a significant percentage (i.e., greater than 30%) of the Index was comprised of companies in the financial services and government-related issues sectors. Within the financial services sector, the Index was concentrated in the Chinese banking industry. The financial services sector includes companies that are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. The government-related issues sector includes debt securities issued by the Chinese government, Chinese government agencies and instrumentalities, and supranational agencies. Sector and industry allocation is not a factor in the construction of the Index and, accordingly, the Index's allocations to any particular sector or industry may increase or decrease over time.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Foreign Issuers Risk. The Fund invests in Chinese Yuan-denominated bonds of foreign corporations, governments, agencies and instrumentalities and supranational agencies which have different risks than investing in U.S.
companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S.
economy in such respects as growth of gross domestic product, rate of inflation, capital investment, resource self-sufficiency and balance of payment options.

China Investment Risk. The Index includes only bonds open to foreign ownership by U.S. investors. Accordingly, the Index does not include, and the Fund will not invest in, securities traded in mainland China. As a result, returns achieved by non-Chinese investors, such as the Fund, could differ from those available to domestic investors in mainland China. While the Index does not include securities traded in mainland China, Yuan- denominated bonds issued by mainland Chinese government, government agency and instrumentality, and bank issuers trading on the secondary market will be included in the Index. Investing in Chinese bonds involves additional risks, including: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. It is difficult for non-Chinese investors to directly access securities issued by
Chinese issuers because of investment and trading restrictions. These limitations and restrictions may impact the availability, liquidity, and pricing of certain
Yuan-denominated securities.

Currency Risk. Changes in currency exchange rates and the relative value of the
Chinese Yuan will affect the value of the Fund's investment and the value of your Shares. Because the Fund's net asset value ("NAV") is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the Chinese Yuan depreciates against the U.S. dollar.
This is true even if the Chinese Yuan value of securities in the Fund's portfolio goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Yuan is currently not a freely convertible currency. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The government's actions may not be transparent or predictable. As a result, the value of the
Yuan, and the value of securities designed to provide exposure to the Yuan, can change quickly and arbitrarily. In addition, the Chinese government places strict regulation on the Yuan and manages the Yuan so that it has historically traded in a tight range relative to the U.S. dollar. The Chinese government has been under pressure to manage the currency in a less restrictive fashion so that it is less correlated to the U.S. dollar, which could increase the value of the
Yuan relative to the U.S. dollar. Of course, there can be no guarantee that this will occur, or that the Yuan will move in relation to the U.S. dollar as expected. Further, the Chinese government's imposition of restrictions on the repatriation of Yuan out of mainland China may limit the depth of the offshore
Yuan market and reduce the liquidity of the Fund's investments. These and other factors could have a negative impact on the Fund's performance and increase the volatility of an investment in the Fund. The Chinese government's policies on currency, control and repatriation restrictions are subject to change, and the
Fund's or the shareholders' position may be adversely affected.

Limited Pool of Investments. The Index consists of Chinese-Yuan denominated debt securities issued or distributed outside mainland China. However, the quantity of such debt securities that are available for inclusion in the Index, and thus for the Fund to invest in, is currently limited, and the remaining duration of such instruments may be short. This may adversely affect the Fund's return and performance. The Chinese government may restrict the ability of non-Chinese issuers to issue Yuan-denominated bonds in the "Dim Sum" market and the supply of eligible securities for the Index, and thus the Fund, may accordingly be limited. Moreover, the "Dim Sum" bond market is a relatively new market and there can be no guarantee that this market will continue to grow.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments are unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Credit rating downgrades and defaults (failure to make interest or principal payment)
may potentially reduce the Fund's income and share price. Chinese-Yuan denominated debt securities that the Fund invests in are typically unsecured debt obligations and are not supported by any collateral. The Fund will accordingly be fully exposed to the credit/insolvency risk of its counterparties as an unsecured creditor. The Fund may also encounter difficulties or delays in enforcing its rights against the issuers of Chinese-Yuan denominated debt securities as such issuers may be incorporated outside the United States and subject to foreign laws. The Fund may invest in bond issues or issuers with an investment grade rating by Moody's, S&P and/or Fitch Ratings of Baa3/BBB-/BBB-,
respectively. Securities with such ratings may possess certain speculative characteristics, and the ability of issuers of such securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates.

Interest Rate Risk. As interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

Asset Class Risk. The bonds in the Fund's portfolio may underperform the returns of other bonds or indexes that track other industries, markets, asset classes or sectors. Different types of bonds and indexes tend to go through different performance cycles than the general bond market.

Call Risk/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund's income.

Extension Risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund's performance may suffer from its inability to invest in higher yielding securities.

Income Risk. Income risk is the risk that falling interest rates will cause the
Fund's income to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. If the Fund invests in securities that become illiquid,
Fund returns may be reduced because the Fund may be unable to sell the illiquid securities at an advantageous time or price. The Chinese-Yuan denominated debt securities in which the Fund invests are currently not listed on a stock exchange or a primary securities market where trading is conducted on a regular basis. There is also no guarantee that market making arrangements will be in place at all times to make a market and quote a price for all Chinese-Yuan denominated debt securities. If a security for which there is not an active secondary market is removed from the Index, the Fund may need to sell such security at a substantial discount in order to rebalance its holdings to match the Index and the Fund may suffer losses in trading such security. Even if a secondary market exists, the price at which the Chinese-Yuan denominated debt securities are traded may be higher or lower than the initial subscription price due to many factors, including the prevailing interest rates. Further, the bid and offer spread of the price of Chinese-Yuan denominated debt securities may be high, and the Fund may therefore incur significant trading costs and may even suffer losses when selling such investments. Moreover, the "Dim Sum" bond market is a relatively new market and there can be no guarantee that trading will continue to thrive or increase in this market.

Financial Services Sector Risk. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets since late
2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. In particular, events in the financial sector since late 2008 have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. This situation has created instability in the financial markets and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by the foregoing events and the general market turmoil, and it is uncertain whether or for how long these conditions will continue.

Government-Related Issues Risk. Investments in government-related securities involve special risks. The governmental agency or instrumentality or supranational agency that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to such factors as: its cash flow situation; the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; the agency's policy toward principal international lenders; or political constraints to which a government-related debtor may be subject. Government-related debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrears on their debt. The failure of a government-related issuer to achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the government-related debtor, which may further impair such debtor's ability or willingness to service its debts. If an issuer of government-related debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In addition, even if a foreign government subsequently guarantees the obligations of a government-related issuer or otherwise provides sufficient support to allow a government-related issuer to meet its obligations, that may cause the securities of such issuer to be considered as having been issued by the applicable foreign government directly, which may make it difficult for the
Fund to comply with certain diversification requirements under the Internal
Revenue Code of 1986, as amended (the "Code"). During periods of economic uncertainty, the market prices of government-related debt, and the Fund's NAV, may be more volatile than prices of corporate debt obligations. Any material changes in the political, economic, regulatory or social conditions prevailing in China may have a material adverse effect on the Chinese economy.
The market prices of government-related debt and the Fund's NAV may, therefore, be more volatile than prices of corporate debt obligations.

Chinese Banking Industry Risk. The banking industry a highly regulated industry in China and is subject to laws regulating all aspects of the banking business, including the Commercial Banking Law and related rules and regulations. The principal regulators of the Chinese banking industry include the China Banking
Regulatory Commission (CBRC) and the People's Bank of China (PBOC) and, in
exercising their authority, these regulators are given wide discretion. The
Chinese banking regulatory regime is currently undergoing significant changes, including changes in the rules and regulations, as it moves toward a more transparent regulatory process. Some of these changes may have an adverse impact on the performance of Chinese banks that issued Yuan-denominated debt securities and thus may adversely affect their capacity to honor their commitments under the Yuan-denominated debt securities to their creditors, which may include the
Fund.

As some of these laws, rules, regulations or policies are relatively new, there is uncertainty regarding their interpretation and application. Failure to comply with any of these laws, rules, regulations or policies may result in fines, restrictions on business activities or, in extreme cases, suspension or revocation of business licenses of Chinese banks. In addition, future laws, rules, regulations or policies, or the interpretation of existing or future laws, rules, regulations or policies, including accounting policies and standards, may have a material adverse affect on the business, financial condition and results of operations of Chinese banks. Future legislative or regulatory changes, including deregulation, may have a material adverse effect on Chinese banks' business, financial condition and results of operations, and the Chinese banks may not be able to achieve full compliance with any such new laws, rules, regulations or policies.

Risks of Change in Government Support and Regulatory Regime governing "Dim Sum"
bonds. Issuance of "Dim Sum" bonds in Hong Kong is subject to Hong Kong laws and regulations. The Chinese central government currently views Hong Kong as one of the key offshore Chinese Yuan centers and has established a cooperative relationship with the Hong Kong government to develop the Hong Kong Chinese Yuan bond market. However, there is no assurance that the Chinese central government will continue to encourage issuance of Chinese Yuan bonds overseas and any change in the Chinese central government's policy and/or the legal or regulatory regime in Hong Kong governing the issuance of "Dim Sum" bonds may have an adverse impact on the Fund's investments.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a monthly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. Since the Fund utilizes a sampling approach, its return may not correlate as well with the return on the Index as would be the case if it purchased all of the securities in the Index with the same weightings as the
Index.

Concentration Risk. If the Index concentrates in an industry or group of industries the Fund's investments will be concentrated accordingly. In such event, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Replication Management Risk. Unlike many investment companies, the Fund is not
"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble or in default, or whose credit rating was downgraded, unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Risk of Cash Transactions. In certain instances, unlike most ETFs, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level.
Because the Fund may effect redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The
Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it.

This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its Shares principally in-kind, will be passed on to purchasers and redeemers of Creation
Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund's Shares than for more conventional ETFs.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the
United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is
not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Risk, Lose Money	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the United States, or any agency, instrumentality or officer of the United States, has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations.
Guggenheim Yuan Bond ETF | Guggenheim Yuan Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees (comprehensive management fee)	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	262

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fees will be paid in the first 12 months of the Fund's operations.
[2]	Other expenses are based on estimated amounts for the current fiscal year.